Portfolio of Investments
Columbia Quality Income Fund, February 29, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 14.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	3.519%	8,000,000	7,783,000
Avant Loans Funding Trust(a)
Subordinated Series 2018-B Class B
07/15/2022	4.110%	9,946,000	10,035,441
Ballyrock CLO Ltd.(a),(b)
Series 2019-1A Class A2
3-month USD LIBOR + 1.850% 07/15/2032	3.681%	7,500,000	7,506,990
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class BR
3-month USD LIBOR + 2.350% 08/14/2030	4.054%	5,000,000	5,000,770
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	3.531%	6,750,000	6,499,642
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	3.251%	12,500,000	12,335,837
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class B
10/15/2025	4.100%	8,500,000	8,648,741
Subordinated Series 2018-P1 Class B
07/15/2025	4.070%	12,310,000	12,507,015
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class B
02/17/2026	6.170%	5,500,000	5,756,224
ENVA LLC(a)
Series 2019-A Class A
06/22/2026	3.960%	2,554,406	2,560,109
LendingClub Receivables Trust(a)
Series 2019-11 Class A
12/15/2045	3.750%	8,410,242	8,436,851
Series 2019-2 Class A
08/15/2025	4.000%	5,235,321	5,267,821
Series 2019-3 Class A
10/15/2025	3.750%	8,062,299	8,088,981
Series 2019-5 Class A
12/15/2045	3.750%	10,162,169	10,199,230
Series 2019-7 Class A
01/15/2027	3.750%	7,189,109	7,283,666
Series 2019-8 Class A
12/15/2045	3.750%	7,339,373	7,412,880
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-1 Class A
01/16/2046	3.500%	10,000,000	10,024,491
Series 2020-2 Class A
02/15/2046	3.600%	4,765,000	4,785,383
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class CR
3-month USD LIBOR + 1.950% 10/21/2030	3.769%	7,000,000	6,926,983
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class D
3-month USD LIBOR + 4.100% Floor 4.100% 01/22/2031	5.902%	6,000,000	6,026,352
Marlette Funding Trust(a)
Subordinated Series 2018-2A Class C
07/17/2028	4.370%	8,250,000	8,435,758
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(d)
Series 2018-SC1 Class B
09/18/2023	1.000%	2,457,441	2,432,866
OHA Credit Funding 4 Ltd.(a),(b)
Series 2019-4A Class A2
3-month USD LIBOR + 1.650% Floor 1.650% 10/22/2032	3.586%	9,000,000	9,012,636
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	9.052%	2,750,000	2,610,669
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/22/2029	8.472%	4,300,000	4,206,540
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	3.520%	7,000,000	7,000,476
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	8,588,700	8,677,848
Palmer Square Loan Funding Ltd.(a),(b)
Series 2019-2A Class A2
3-month USD LIBOR + 1.600% Floor 1.600% 04/20/2027	3.419%	7,000,000	6,853,805
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	1,417,233	1,419,094
Columbia Quality Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 29, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-3A Class B
07/15/2025	3.590%	4,000,000	4,040,497
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	3,270,709	3,324,568
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	6,832,807	6,916,125
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	8,804,000	9,025,699
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class A2
3-month USD LIBOR + 1.550% 04/15/2030	3.381%	26,500,000	26,387,216
Series 2018-4A Class D
3-month USD LIBOR + 5.850% 04/15/2030	7.681%	7,000,000	6,586,510
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	3.531%	7,800,000	7,801,061
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	3.231%	6,500,000	6,443,080
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	6	1,400,000
Series 2016-A Class RIO
01/25/2038	0.000%	9	936,000
Series 2016-A Class RPO
01/25/2038	0.000%	9	2,376,000
SoFi Professional Loan Program LLC(a),(c),(d),(f)
Series 2017-A Class R
03/26/2040	0.000%	53,124	2,002,775
Sounds Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	3.569%	10,000,000	9,858,760
Total Asset-Backed Securities — Non-Agency (Cost $300,231,872)			290,834,390

Commercial Mortgage-Backed Securities - Agency 4.5%

Federal National Mortgage Association(g)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	15,000,000	16,292,043
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	17,962,509	19,276,065
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	12,642,470	13,510,718
Government National Mortgage Association
Series 2017-190 Class AD
03/16/2060	2.600%	7,285,660	7,519,107
Government National Mortgage Association(g),(h)
Series 2019-102 Class IB
03/16/2060	0.914%	28,179,897	2,315,263
Series 2019-109 Class IO
04/16/2060	0.835%	49,684,363	3,924,901
Series 2019-118 Class IO
06/16/2061	0.845%	60,777,831	4,558,112
Series 2019-131 Class IO
07/16/2061	0.931%	46,815,335	4,046,483
Series 2019-134 Class IO
08/16/2061	0.887%	35,868,050	2,919,258
Series 2019-139 Class IO
11/16/2061	0.798%	38,884,375	2,889,000
Series 2019-154 Class IO
09/16/2061	0.888%	39,914,401	3,223,739
Series 2020-19 Class IO
12/16/2061	1.012%	39,000,000	3,501,724
Series 2020-27 Class IO
03/16/2062	0.904%	45,000,000	3,792,542
Series 2020-3 Class IO
02/16/2062	0.950%	38,962,304	3,389,927
Total Commercial Mortgage-Backed Securities - Agency (Cost $86,664,667)			91,158,882

Commercial Mortgage-Backed Securities - Non-Agency 9.2%

BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	3.909%	4,490,000	4,478,769
BFLD(a),(b)
Subordinated Series 2019-DPLO Class E
1-month USD LIBOR + 2.240% Floor 2.240% 10/15/2034	4.154%	6,000,000	5,988,735
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	3.459%	6,500,000	6,488,963

2	Columbia Quality Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 29, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a),(b)
Series 2018-GW Class E
1-month USD LIBOR + 1.970% Floor 1.970% 05/15/2035	3.629%	7,000,000	7,000,083
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	3.059%	4,200,000	4,201,354
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	3.909%	17,000,000	17,016,092
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	4.659%	3,675,000	3,681,944
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	11,560,000	11,834,106
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	10,400,000	10,134,001
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	5,800,000	5,517,463
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class D
11/05/2038	4.194%	6,400,000	6,978,220
Series 2016-HHV Class F
11/05/2038	4.194%	15,500,000	16,099,362
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	8,700,000	8,768,709
JPMorgan Chase Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2016-WIKI Class D
10/05/2031	4.009%	5,000,000	5,119,209
Morgan Stanley Capital I Trust(a)
Series 2019-MEAD Class D
11/10/2036	3.177%	5,500,000	5,531,986
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	4,000,000	4,123,683
Series 2018-SF3 Class B
10/17/2035	4.079%	21,000,000	21,799,218
Series 2019-SFR1 Class E
08/17/2035	4.466%	5,470,000	5,727,237
Series 2019-SFR4 Class E
10/17/2036	3.435%	11,000,000	11,267,479
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	13,650,000	14,131,575
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	3.759%	6,800,000	6,819,225
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	3.759%	6,700,000	6,708,226
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $180,558,335)			189,415,639

Residential Mortgage-Backed Securities - Agency 70.6%

Federal Home Loan Mortgage Corp.
04/01/2022	6.500%	10,072	10,177
10/01/2024- 04/01/2040	5.000%	6,751,151	7,627,914
06/01/2030	5.500%	3,425,534	3,735,760
04/01/2041- 11/01/2045	4.000%	28,008,019	30,280,292
08/01/2041- 06/01/2048	4.500%	22,723,861	24,547,395
03/01/2042- 04/01/2047	3.500%	132,928,572	142,331,351
11/01/2043	3.000%	24,055,654	25,147,341
Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	4.292%	9,426,215	1,794,575
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	4.292%	10,091,308	2,385,496
CMO Series 3913 Class SW
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 09/15/2040	4.942%	1,497,723	115,055
CMO Series 4174 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/15/2039	4.542%	10,269,775	768,157

Columbia Quality Income Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 29, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4183 Class AS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	4.492%	3,347,339	257,161
CMO Series 4223 Class DS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2038	4.442%	1,785,243	101,803
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	4.242%	4,295,249	882,104
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	4.292%	9,806,749	2,083,529
CMO Series 4935 Class JS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/25/2049	4.423%	15,484,837	3,065,529
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	4.312%	10,901,582	2,079,599
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	4.342%	4,632,581	821,058
Federal Home Loan Mortgage Corp.(h)
CMO Series 304 Class C69
12/15/2042	4.000%	3,806,243	670,157
CMO Series 3800 Class HI
01/15/2040	4.500%	1,374,131	72,028
CMO Series 4120 Class AI
11/15/2039	3.500%	4,820,744	290,419
CMO Series 4121 Class IA
01/15/2041	3.500%	5,283,721	332,545
CMO Series 4122 Class JI
12/15/2040	4.000%	3,684,846	277,031
CMO Series 4139 Class CI
05/15/2042	3.500%	3,865,123	449,423
CMO Series 4147 Class CI
01/15/2041	3.500%	6,360,806	604,665
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4148 Class BI
02/15/2041	4.000%	3,782,950	308,736
CMO Series 4177 Class IY
03/15/2043	4.000%	8,505,545	1,394,135
CMO Series 4182 Class DI
05/15/2039	3.500%	7,124,139	364,029
CMO Series 4213 Class DI
06/15/2038	3.500%	5,315,484	244,353
CMO Series 4215 Class IL
07/15/2041	3.500%	5,902,421	389,294
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 4068 Class GI
09/15/2036	2.277%	6,496,758	341,596
CMO Series 4107 Class KS
06/15/2038	2.496%	5,592,343	335,969
CMO Series 4620 Class AS
11/15/2042	2.146%	9,585,140	518,152
Federal National Mortgage Association
09/01/2022- 09/01/2036	6.500%	2,767,584	3,219,640
11/01/2022- 07/01/2023	6.000%	115,455	120,985
04/01/2029- 09/01/2041	5.000%	32,161,933	36,168,744
04/01/2033- 04/01/2041	5.500%	2,063,210	2,387,828
11/01/2034- 09/01/2049	3.500%	199,766,236	211,451,584
03/01/2036- 08/01/2041	4.500%	21,072,776	23,266,442
02/01/2041- 01/01/2042	4.000%	10,410,188	11,334,825
10/01/2046- 01/01/2047	3.000%	106,777,221	112,621,841
CMO Series 2017-72 Class B
09/25/2047	3.000%	12,886,203	13,606,583
Series 6008 Class GEO
07/01/2049	3.500%	36,315,350	37,715,728
Federal National Mortgage Association(i)
01/01/2042	4.000%	13,715,367	14,876,790
Federal National Mortgage Association(b),(h)
CMO Series 2005-74 Class NI
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 05/25/2035	4.453%	8,916,834	1,362,019
CMO Series 2007-54 Class DI
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2037	4.473%	9,085,603	2,091,623

4	Columbia Quality Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 29, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-80 Class DS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 06/25/2039	5.023%	2,901,649	195,397
CMO Series 2013-97 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2032	4.473%	5,292,539	461,333
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	4.523%	15,170,285	2,738,910
CMO Series 2016-101 Class SK
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 01/25/2047	4.323%	29,418,657	7,219,938
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	4.223%	17,790,273	3,878,427
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	4.373%	26,092,312	5,898,399
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	4.373%	22,156,744	4,872,866
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	4.523%	19,011,212	4,286,099
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	2.323%	89,105,441	7,752,084
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	4.523%	13,389,258	3,155,641
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	4.423%	22,597,324	4,845,675
Federal National Mortgage Association(g),(h)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	5,965,233	1
Federal National Mortgage Association(h)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	14,042,408	966,172
CMO Series 2012-121 Class GI
08/25/2039	3.500%	3,793,169	141,829
CMO Series 2012-129 Class IC
01/25/2041	3.500%	7,861,861	777,845
CMO Series 2012-133 Class EI
07/25/2031	3.500%	2,632,408	183,469
CMO Series 2012-134 Class AI
07/25/2040	3.500%	12,042,932	1,032,077
CMO Series 2012-144 Class HI
07/25/2042	3.500%	3,498,065	409,614
CMO Series 2013-1 Class AI
02/25/2043	3.500%	3,976,932	725,628
CMO Series 2013-1 Class BI
02/25/2040	3.500%	2,281,205	150,856
CMO Series 2013-16
01/25/2040	3.500%	8,436,726	497,140
CMO Series 2013-41 Class IY
05/25/2040	3.500%	8,920,932	598,969
CMO Series 2013-6 Class MI
02/25/2040	3.500%	7,109,747	393,694
CMO Series 417 Class C4
02/25/2043	3.500%	13,143,916	2,033,990
Government National Mortgage Association
12/15/2031- 02/15/2032	6.500%	177,109	199,661
01/15/2039- 08/20/2040	5.000%	9,839,969	11,009,902
04/20/2048	4.500%	37,203,610	39,517,711
Government National Mortgage Association(h)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	6,092,329	1,025,340
CMO Series 2012-129 Class AI
08/20/2037	3.000%	5,762,439	322,975
CMO Series 2014-131 Class EI
09/16/2039	4.000%	11,117,568	1,108,673
CMO Series 2015-175 Class AI
10/16/2038	3.500%	22,495,664	2,551,166

Columbia Quality Income Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 29, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-129 Class AI
10/20/2049	3.500%	26,660,405	4,432,036
Government National Mortgage Association(b),(h)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	4.542%	14,997,024	4,584,031
CMO Series 2017-101 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2047	4.553%	11,040,685	2,112,145
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	4.553%	15,682,104	3,494,837
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	4.553%	21,350,691	4,193,861
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	4.553%	18,293,536	2,990,711
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	4.503%	8,727,867	2,002,726
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	4.503%	19,880,555	3,766,695
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	4.553%	15,496,885	3,639,574
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	4.553%	11,459,062	2,537,800
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	4.553%	11,056,205	2,525,079
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	4.553%	16,746,466	3,774,019
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	4.553%	16,148,967	3,601,055
CMO Series 2019-119 Class GS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/20/2049	4.453%	29,678,074	3,111,452
CMO Series 2019-21 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	4.403%	19,681,979	4,055,588
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	4.403%	18,814,185	3,704,748
CMO Series 2019-43 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	4.453%	29,145,607	5,367,190
CMO Series 2019-45 Class SE
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 04/20/2049	4.353%	26,372,502	4,872,670
CMO Series 2019-52 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/16/2049	4.392%	25,603,434	6,767,044
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	4.453%	19,197,831	4,358,460

6	Columbia Quality Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 29, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(j)
03/23/2050	3.000%	47,000,000	48,569,751
03/23/2050	3.500%	10,500,000	10,881,445
Uniform Mortgage-Backed Security TBA(j)
03/18/2035- 03/12/2050	3.000%	221,620,000	228,493,203
03/12/2050	3.500%	88,500,000	91,914,731
03/12/2050	4.000%	120,000,000	126,417,187
03/12/2050	4.500%	30,000,000	32,025,536
Total Residential Mortgage-Backed Securities - Agency (Cost $1,406,956,585)			1,447,996,515

Residential Mortgage-Backed Securities - Non-Agency 22.9%

Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A1
07/25/2046	3.500%	4,069,573	4,176,876
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	9,583,000	9,720,677
CMO Series 2018-2 Class M1
07/27/2048	4.343%	5,495,000	5,597,969
CMO Series 2019-2 Class M1
03/25/2049	4.065%	10,500,000	11,088,071
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-1 Class M1
01/25/2047	4.629%	4,545,000	4,669,477
CMO Series 2017-3 Class M1
11/25/2047	3.900%	4,500,000	4,584,065
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	3,390,223	3,511,904
CMO Series 2018-1 Class A3
04/25/2048	4.218%	6,906,009	7,172,968
ASG Resecuritization Trust(a),(g)
CMO Series 2013-2 Class 2A70
11/28/2035	3.725%	281,224	283,057
Bayview Opportunity Master Fund IVb Trust(a)
Subordinated CMO Series 2016-SPL2 Class B3
06/28/2053	5.500%	6,983,050	7,703,890
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	2.977%	11,733,929	11,748,269
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	3.227%	8,250,000	8,266,450
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2027	3.477%	15,847,067	15,913,864
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	3.377%	10,000,000	10,112,281
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	3.227%	19,000,000	19,065,164
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	4.377%	7,000,000	6,997,915
CIM Trust(a),(g)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	3,835,199	3,888,395
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2009-11 Class 1A2
02/25/2037	4.490%	710,197	721,354
CMO Series 2014-A Class B2
01/25/2035	5.496%	1,662,858	1,792,886
CMO Series 2014-C Class A
02/25/2054	3.250%	399,420	402,709
CMO Series 2015-A Class B3
06/25/2058	4.500%	3,106,045	3,130,598
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	5,130,063	5,377,084
COLT Mortgage Loan Trust(a),(g)
CMO Series 2018-2 Class M1
07/27/2048	4.189%	5,000,000	5,198,663
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	3.777%	6,147,974	6,191,523
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2014-2R Class 17A2
04/27/2037	4.886%	1,156,327	1,144,167
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2018-4A Class M1
10/25/2058	4.735%	12,000,000	12,393,317
Subordinated CMO Series 2018-4A Class B1
10/25/2058	5.535%	5,205,000	5,402,454
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	181,024	187,030
Eagle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	3.126%	14,700,000	14,699,985

Columbia Quality Income Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 29, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eagle RE Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	3.427%	8,700,000	8,720,631
Ellington Financial Mortgage Trust(a),(c),(d),(g)
CMO Series 2018-1 Class M1
10/25/2058	4.874%	2,990,000	3,145,480
GCAT Trust(a),(g)
CMO Series 2019-NQM2 Class A3
09/25/2059	3.162%	3,595,665	3,665,665
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	3.527%	6,800,000	6,804,793
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	8,324,529	8,464,414
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	8,000,000	8,037,767
Homeward Opportunities Fund I Trust(a),(c),(d)
CMO Series 2018-2 Class M1
11/25/2058	4.747%	13,570,000	14,082,865
Homeward Opportunities Fund I Trust(a),(g)
CMO Series 2019-3 Class M1
11/25/2059	3.518%	6,172,000	6,481,807
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	3,301,592	3,299,528
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	6,048,176	6,044,396
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	2,482,936	2,494,005
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.321%	18,979,369	715,938
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	3,978,398	4,009,507
Subordinated CMO Series 2018-PLS2 Class B
02/25/2023	3.709%	3,564,681	3,597,469
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	3.577%	5,500,000	5,524,214
OMSR(a),(c),(d)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	8,932,372	8,974,399
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	3.649%	12,255,967	12,248,622
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	4.399%	6,784,597	6,857,787
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	4.477%	18,000,000	18,075,791
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.277%	15,000,000	15,047,514
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2019-1A Class A1
01/25/2024	4.500%	7,004,895	7,096,013
PRPM LLC(a),(g)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	27,400,000	27,436,579
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	3.577%	3,600,000	3,601,182
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	3.110%	7,400,000	7,425,002
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	3.377%	5,000,000	5,008,667
RBSSP Resecuritization Trust(a),(g)
CMO Series 2012-1 Class 5A2
12/27/2035	3.907%	2,081,895	2,123,671
RCO Trust(a),(g)
CMO Series 2018-VFS1 Class A3
12/26/2053	4.673%	11,519,423	11,910,165
RCO V Mortgage LLC(a),(g)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	2,980,125	2,998,319
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	2,992,857	3,062,807

8	Columbia Quality Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 29, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2018-IMC1 Class M1
03/25/2048	4.589%	4,000,000	4,086,653
Toorak Mortgage Corp., Ltd.(g)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	11,000,000	11,115,309
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	7,500,000	7,583,079
Vendee Mortgage Trust(g),(h)
CMO Series 1998-1 Class 2IO
03/15/2028	0.181%	933,892	4,422
CMO Series 1998-3 Class IO
03/15/2029	0.000%	1,082,886	128
Vericrest Opportunity Loan Trust(a),(g)
CMO Series 2019-NPL8 Class A1B
11/25/2049	4.090%	7,500,000	7,584,438
Subordinated CMO Series 2019-NPL7 Class A1B
10/25/2049	3.967%	8,000,000	8,068,823
Vericrest Opportunity Loan Trust LXXXVIII LLC(a),(g)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	5,000,000	5,032,867
Verus Securitization Trust(a),(g)
CMO Series 2018-INV1 Class A2
03/25/2058	3.857%	1,483,947	1,502,590
CMO Series 2018-INV1 Class A3
03/25/2058	4.059%	1,951,116	1,983,694
CMO Series 2019-3 Class M1
07/25/2059	3.139%	4,495,000	4,554,494
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	3,818,626	3,891,416
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,700,000	6,905,815
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $461,836,736)			470,411,787

Options Purchased Calls 1.2%
Value ($)
(Cost $6,316,000)	23,758,276

Options Purchased Puts 0.0%

(Cost $2,825,500)	270,211

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.641%(k),(l)	62,327,679	62,327,679
Total Money Market Funds (Cost $62,327,679)		62,327,679
Total Investments in Securities (Cost: $2,507,717,374)		2,576,173,379
Other Assets & Liabilities, Net		(524,633,636)
Net Assets		2,051,539,743

At February 29, 2020, securities and/or cash totaling $5,814,283 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	796	06/2020	USD	97,709,000	1,571,911	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(20)	06/2020	USD	(3,405,000)	—	(145,489)
U.S. Treasury 10-Year Note	(1,779)	06/2020	USD	(239,720,250)	—	(1,050,355)
Total					—	(1,195,844)

Columbia Quality Income Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 29, 2020 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	300,000,000	300,000,000	1.50	07/24/2020	3,390,000	13,699,920
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	220,000,000	220,000,000	1.50	07/28/2020	2,926,000	10,058,356
Total							6,316,000	23,758,276

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	225,000,000	225,000,000	2.00	07/10/2020	1,912,500	181,485
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	110,000,000	110,000,000	2.00	07/10/2020	913,000	88,726
Total							2,825,500	270,211

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(68,000,000)	(68,000,000)	1.30	5/21/2020	(680,000)	(1,996,636)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(68,000,000)	(68,000,000)	1.30	5/21/2020	(612,000)	(1,996,636)
3-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(300,000,000)	(300,000,000)	1.30	5/18/2020	(990,000)	(4,014,660)
3-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(230,000,000)	(230,000,000)	1.15	5/26/2020	(966,000)	(2,315,870)
Total							(3,248,000)	(10,323,802)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	6,500,000	237,607	(2,166)	280,736	—	—	(45,295)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	7,000,000	255,885	(2,333)	377,698	—	—	(124,146)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	6,000,000	219,330	(2,000)	372,866	—	—	(155,536)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,700,000	226,849	(1,900)	196,446	—	28,503	—
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	198,990	(1,667)	245,606	—	—	(48,283)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	397,980	(3,333)	562,959	—	—	(168,312)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	7,000,000	278,586	(2,333)	452,277	—	—	(176,024)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	5,700,000	226,849	(1,901)	167,353	—	57,595	—
10	Columbia Quality Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 29, 2020 (Unaudited)
Credit default swap contracts - buy protection (continued)
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	6,000,000	219,330	(2,001)	376,311	—	—	(158,982)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	USD	15,000,000	596,970	(5,000)	789,185	—	—	(197,215)
Total							2,858,376	(24,634)	3,821,437	—	86,098	(1,073,793)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	3.690	USD	5,000,000	(114,650)	1,667	—	(298,806)	185,823	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 29, 2020, the total value of these securities amounted to $939,354,927, which represents 45.79% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 29, 2020.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2020, the total value of these securities amounted to $35,350,385, which represents 1.72% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents shares owned in the residual interest of an asset-backed securitization.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 29, 2020.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Represents a security purchased on a when-issued basis.
(k)	The rate shown is the seven-day current annualized yield at February 29, 2020.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.641%
	61,821,110	549,425,955	(548,919,386)	62,327,679	10,387	—	803,113	62,327,679
Columbia Quality Income Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 29, 2020 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Quality Income Fund | Quarterly Report 2020